UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment { }; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson                Minnetonka, MN                05/03/2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        61
Form 13F Information Table Value Total:                $1,309,137
                                                       (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

NAME OF                       TITLE           CUSIP      VALUE    SHRS OR    SH/   PUT/  INVESTMENT OTHER    VOTING   AUTHORITY
ISSUER                        OF CLASS                  (x$1000)  PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  -------------   --------- --------  ---------  ---   ----  ---------- -------- -------- ------ ----
ADOBE SYS INC                 COM             00724F101    2096       61096  SH          SOLE                  60655  0         441
AIR PRODS & CHEMS INC         COM             009158106   25890      282025  SH          SOLE                 195227  0       86798
AMERICAN TOWER CORP NEW       COM             03027X100   54799      869544  SH          SOLE                 648667  0      220877
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108   41603      572097  SH          SOLE                 413502  0      158595
APPLE INC                     COM             037833100   94189      157100  SH          SOLE                 115595  0       41505
AUTODESK INC                  COM             052769106    2543       60087  SH          SOLE                  59655  0         432
BARD C R INC                  COM             067383109    2042       20683  SH          SOLE                  20534  0         149
BAXTER INTL INC               COM             071813109   11906      199162  SH          SOLE                 107953  0       91209
BERKLEY W R CORP              COM             084423102    2174       60196  SH          SOLE                  59766  0         430
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702   62233      766893  SH          SOLE                 567340  0      199553
BROADCOM CORP                 CL A            111320107    3587       91278  SH          SOLE                  90621  0         657
C H ROBINSON WORLDWIDE INC    COM NEW         12541W209    1880       28714  SH          SOLE                  28513  0         201
CANADIAN PAC RY LTD           COM             13645T100      19         255  SH          SOLE                    255  0           0
CAREFUSION CORP               COM             14170T101    2733      105394  SH          SOLE                 104636  0         758
CHEVRON CORP NEW              COM             166764100    3152       29400  SH          SOLE                   9349  0       20051
CHURCH & DWIGHT INC           COM             171340102    2252       45778  SH          SOLE                  45438  0         340
COACH INC                     COM             189754104   12105      156638  SH          SOLE                  98612  0       58026
COCA COLA CO                  COM             191216100   52847      714048  SH          SOLE                 532337  0      181711
COLGATE PALMOLIVE CO          COM             194162103   46166      472143  SH          SOLE                 360412  0      111731
COMPASS MINERALS INTL INC     COM             20451N101    2625       36592  SH          SOLE                  36330  0         262
DISNEY WALT CO                COM DISNEY      254687106   42837      978459  SH          SOLE                 726526  0      251933
DR PEPPER SNAPPLE GROUP INC   COM             26138E109    2086       51887  SH          SOLE                  51533  0         354
EXPEDITORS INTL WASH INC      COM             302130109   51330     1103640  SH          SOLE                 853565  0      250075
EXXON MOBIL CORP              COM             30231G102   59256      683222  SH          SOLE                 499092  0      184130
FAMILY DLR STORES INC         COM             307000109    2622       41427  SH          SOLE                  41147  0         280
FEDEX CORP                    COM             31428X106   43077      468437  SH          SOLE                 357240  0      111197
HOME DEPOT INC                COM             437076102   35291      701469  SH          SOLE                 511742  0      189727
HONEYWELL INTL INC            COM             438516106   46669      764447  SH          SOLE                 582438  0      182009
ISHARES  TR                   RUSSELL 1000    464287622      79        1015  SH          SOLE                      0  0        1015
JOHNSON & JOHNSON             COM             478160104    7702      116766  SH          SOLE                  63719  0       53047
JOY GLOBAL INC                COM             481165108    2480       33741  SH          SOLE                  33499  0         242
KRAFT FOODS INC               CL A            50075N104   14980      394103  SH          SOLE                 210859  0      183244
MARKEL CORP                   COM             570535104   13889       30937  SH          SOLE                  19432  0       11505
MASTERCARD INC                CL A            57636Q104    4684       11138  SH          SOLE                      0  0       11138
MAXIM INTEGRATED PRODS INC    COM             57772K101   15432      539764  SH          SOLE                 326115  0      213649
MICROCHIP TECHNOLOGY INC      COM             595017104    3433       92287  SH          SOLE                  91621  0         666
MICROSOFT CORP                COM             594918104   63111     1956637  SH          SOLE                1472982  0      483655
NETAPP INC                    COM             64110D104   49621     1108345  SH          SOLE                 858269  0      250076
NIKE INC                      CL B            654106103   10762       99246  SH          SOLE                  52333  0       46913
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103    3235       86337  SH          SOLE                  85716  0         621
NVR INC                       COM             62944T105    2195        3022  SH          SOLE                   3001  0          21
O REILLY AUTOMOTIVE INC NEW   COM             67103H107    3137       34344  SH          SOLE                  34098  0         246
OCCIDENTAL PETE CORP DEL      COM             674599105   35756      375469  SH          SOLE                 274400  0      101069
OMNICOM GROUP INC             COM             681919106    2288       45163  SH          SOLE                  44838  0         325
ORACLE CORP                   COM             68389X105   64060     2196860  SH          SOLE                1670416  0      526444
PAYCHEX INC                   COM             704326107    9819      316844  SH          SOLE                 205672  0      111172
PEPSICO INC                   COM             713448108   45417      684500  SH          SOLE                 515502  0      168998
PETSMART INC                  COM             716768106    1864       32578  SH          SOLE                  32344  0         234
PRAXAIR INC                   COM             74005P104   22570      196876  SH          SOLE                 140857  0       56019
PROCTER & GAMBLE CO           COM             742718109   49607      738083  SH          SOLE                 540298  0      197785
QUALCOMM INC                  COM             747525103   54857      806011  SH          SOLE                 622164  0      183847
SBA COMMUNICATIONS CORP       COM             78388J106    3723       73279  SH          SOLE                  72751  0         528
SCHLUMBERGER LTD              COM             806857108   18810      268983  SH          SOLE                 215871  0       53112
ST JUDE MED INC               COM             790849103   12920      291592  SH          SOLE                 183559  0      108033
TARGET CORP                   COM             87612E106   43641      748944  SH          SOLE                 546010  0      202934
THERMO FISHER SCIENTIFIC INC  COM             883556102   14774      262039  SH          SOLE                 138132  0      123907
UNILEVER N V                  N Y SHS NEW     904784709      27         807  SH          SOLE                    807  0           0
UNION PAC CORP                COM             907818108    7733       71950  SH          SOLE                  37951  0       33999
UNITED  TECHNOLOGIES CORP     COM             913017109    7586       91465  SH          SOLE                  51588  0       39877
VISA INC                      COM CL A        92826C839    6931       58741  SH          SOLE                  51102  0        7639
WEATHERFORD INTERNATIONAL LT  REG SHS         H27013103    2003      132725  SH          SOLE                 131700  0        1025